Schedule of provision for inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Inventory
Balance at the beginning of the year	R$ 122,572	R$ 82,195	R$ 20,159
Additions	97,911	120,483	72,672
Utilization/reversals	(138,265)	(80,106)	(10,636)
Balance at the end of the year	R$ 82,218	R$ 122,572	R$ 82,195